Composition of Certain Balance Sheet Items	6 Months Ended
Jun. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Composition of Certain Balance Sheet Items

4. Composition of Certain Balance Sheet Items

Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Machinery and equipment	$5,449	$2,313	$5,633
Leasehold improvements	1,651	794	1,920
Purchased computer software	85	85	85

	7,185	3,192	7,638
Less: accumulated depreciation and amortization	(3,743)	(583)	(3,909)

	$3,442	$2,609	$3,729

Depreciation expense was $0.5 million, $0.4 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, and $0.3 million and $0.2 million for the six months ended June 30, 2013 and 2012, respectively.

Other Non-current Assets

Certain employees that provided services to the Prothena Business prior to the Separation and Distribution participated in Elan’s deferred compensation plans. Other non-current assets at December 31, 2011 are primarily comprised of assets relating to these plans. These plan assets, and the associated obligation to plan participants, were retained by Elan at the time of the Separation and Distribution.

Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Payroll and related taxes	$1,592	$2,097	$1,185
Professional services	27	97	591
Deferred compensation	—	166	—
Other	51	122	530

	$1,670	$2,482	$2,306

Non-current Liabilities

Non-current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Deferred rent	$1,055	$932	$1,417
Deferred compensation	—	718	—

	$1,055	$1,650	$1,417